FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2025
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

34.FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

Carrying Amounts and Fair Values

The following tables disclose the carrying amounts of each class of financial instruments together with its corresponding fair value and the aggregated carrying amount per category.

				12/31/2025
Financial instruments, analyzed by classes and categories		Carrying		Fair value
in € thousand	Category	amount	Fair value	hierarchy
Non-current financial assets
Group14 shares	FVTPL	8,478	8,478	Level 3
XJ Harbour price protection cap derivative	FVTPL	7,713	7,713	Level 3
Other loans and investments	AC	3	n/a	n/a
Other non-current financial assets	AC	9	n/a	n/a

Current financial assets
Trade receivables and other receivables
Trade receivables	AC	28,865	n/a	n/a
Receivables from equity method investees	AC	4,435	n/a	n/a
Other receivables	AC	353	n/a	n/a
Other current assets
Restricted cash	AC	0	n/a	n/a
Cash and cash equivalents	AC	1,574	n/a	n/a

Non-current financial liabilities
Loans from banks	FLAC	1,191	—	n/a
Black forest term loan facility	FLAC	574	—	n/a
XJ Harbour price protection derivative	FVTPL	9,459	9,459	Level 3
Loans from other third parties	FLAC	2,200	—	n/a
Loans from shareholders	FLAC	21,000	—	n/a
Loans from other related parties	FLAC	11,000	—	n/a
Warrants	FVTPL	26,094	26,094	Level 1

Current financial liabilities
Loans from banks	FLAC	1,232	n/a	n/a
Black forest term loan facility	FVTPL	5,290	5,290	Level 3
XJ Harbour Set-off agreement	FLAC	64,267	64,267	n/a
Loans from other third parties	FLAC	3,114	n/a	n/a
Loans from shareholders	FLAC	4,611	n/a	n/a
Loans from other related parties	FLAC	8,634	n/a	n/a
Trade and related party payables	FLAC	38,071	n/a	n/a

		Carrying
Thereof aggregated by categories	Category	amount
Financial assets measured at amortized cost	AC	35,286
Financial assets measured at fair value	FVTPL	16,191
Financial liabilities measured at fair value	FVTPL	40,843
Financial liabilities measured at amortized cost	FLAC	155,893

				12/31/2024
Financial instruments, analyzed by classes and categories		Carrying		Fair value
in € thousand	Category	amount	Fair value	hierarchy
Non-current financial assets
Financial assets
Other loans and other investments	AC	66	66	n/a
Other non-current financial assets	AC	69	n/a	n/a

Current financial assets
Trade receivables and other receivables
Trade receivables	AC	24,704	n/a	n/a
Receivables from equity investees	AC	4,207	n/a	n/a
Receivables from shareholder	AC	4,711	n/a	n/a
Other receivables	AC	4,599	n/a	n/a
Other current assets
Restricted cash	AC	59	n/a	n/a
Other	AC	5,243	n/a	n/a
Cash and cash equivalents	AC	3,791	n/a	n/a

Non-current liabilities
Non-current borrowings
Loans from other third parties	FLAC	2,000	2,130	n/a
Loans from shareholders	FLAC	21,000	22,365	n/a
Loans from other related parties	FLAC	14,000	15	n/a
Other non-current financial liabilities
Warrants	FVTPL	5,053	5,053	Level 1

Current liabilities
Current borrowings
Loans from banks	FLAC	2,219	n/a	n/a
Loans from other third parties	FLAC	26,547	n/a	n/a
Loans from shareholders	FLAC	8,694	n/a	n/a
Loans from other related parties	FLAC	2,973	n/a	n/a
Trade payables and other liabilities	FLAC	28,179	n/a	n/a

		Carrying
Thereof aggregated by categories	Category	amount
Financial assets measured at amortized cost	AC	42,212
Financial liabilities measured at fair value	FVTPL	5,053
Financial liabilities measured at amortized cost	FLAC	105,612

The carrying amounts of cash and cash equivalents, trade and other receivables, loans from banks and trade payables, are considered reasonable estimates of their fair values because of the short maturities of these items.

The fair value of the loan granted to a shareholder was calculated by discounting future cash flows with a risk-adjusted interest rate curve. As the credit risk of the shareholder is unobservable and assumed to be equivalent to the Standard & Poor’s rating class of CCC, the credit risk is considered to have a material impact on the fair value. Therefore, the fair values of the shareholder loan are categorized in level 3 of the fair value hierarchy.

Derivatives

Incentive options and conversion rights (Black forest term loan facility):

The warrants and the embedded conversion right of the convertible loan are classified as Level 3 of the fair value hierarchy. The warrants are valued using a Monte Carlo simulation model under risk-neutral Geometric Brownian Motion dynamics. A Black–Scholes closed-form valuation is performed as a cross-check. The fair value of the embedded conversion right within the EUR-denominated convertible loan is determined using a Least-Squares Monte Carlo (Longstaff–Schwartz) simulation model. The conversion payoff depends on two correlated risk factors: the USD-denominated share price and the EUR/USD exchange rate. Both are modeled as correlated Geometric Brownian Motions under risk-neutral dynamics. The host debt component is discounted at a credit-risk adjusted rate calibrated to the transaction price at inception. The main input parameters include the share price at the valuation date, expected share price volatility, risk-free interest rates, EUR/USD spot rate, FX volatility, stock-FX correlation, and the calibrated credit spread. The share price volatility (calculated using historical share price data) and the credit spread are not observable in the market. A sensitivity analysis was performed with respect to the share price, the expected share price volatility, and the credit spread.

XJ Harbour Share Price Protection and Cap:

The derivates resulting from the share price protection arrangement are classified as Level 3 of the fair value hierarchy. The fair value is calculated using a Monte Carlo simulation model under risk-neutral Geometric Brownian Motion dynamics. A Black–Scholes closed-form valuation is performed as a cross-check. The main input parameters include the share price at the valuation date, the contractual strike price, the contractual cap value, the risk-free interest rate, and share price volatility. The share price volatility (calculated using historical share price data) is not observable in the market. A sensitivity analysis was performed with respect to the share price and the expected share price volatility.

The below tables show the effect that an increase in historical volatility of the interest rates would have on the fair values of the embedded derivatives as of December 31, 2025.

31.12.2025	Fair value of embedded	Effect on financial
in € thousand	derivatives	result
Change in Share Price
+10 percentage points	11.460	1.031
-10 percentage points	9.434	(995)
Change in Share volatility
+10 percentage points	10.846	417
-10 percentage points	9.946	(483)
Change in Credit Spread
+10 percentage points	10.390	(39)
-10 percentage points	10.468	39

There were no transfers between levels 1, 2 and 3 for recurring fair value measurements during the year.

Fair value level 3 assets reconciliation:

		XJ Harbour price
		protection cap
In € thousand	Group14 shares	derivative	Total
12/31/2024	—	—	—
Addition	6,234	10,808	17,042
Changes from fair value remeasurement	2,244	(3,095)	(851)
12/31/2025	8,478	7,713	16,191

Fair value level 3 liabilities reconciliation:

	Black forest –	Black forest – embedded	XJ Harbour – embedded
In € thousand	warrants	derivatives	derivative	Total
12/31/2024	—	—		—
Addition	3,418	1,904	12,964	18,286
Changes from fair value remeasurement	(1,644)	(317)	(3,505)	(5,466)
12/31/2025	1,775	1,587	9,459	12,820

Items of income, expenses, gains or losses resulting from financial instruments

The net gains or losses for each of the financial instrument measurement categories differentiated by the respective sources were as follows:

2025	Subsequent measurement
in € thousand	Interest	Fair value	Total
Financial assets - AC	66	n/a	66
Financial liabilities - FLAC	(11,402)		(11,402)
Financial assets and liabilities - FVTPL	—	(28,076)	(28,076)
Total	(2,886)	(28,076)	(39,413)

2024	Subsequent measurement
in € thousand	Interest	Fair value	Total
Financial assets - AC	860	n/a	860
Financial liabilities - FLAC	(4,863)	n/a	(4,863)
Financial assets and liabilities - FVTPL	—	1,028	1,028
Total	(4,003)	1,028	(2,975)

The total interest income for financial assets that are not measured at FVTPL is €66 thousand as of the year ended December 31, 2025 (2024: €860 thousand). The total interest expense for financial liabilities that are not measured at FVTPL is €2,951 thousand as of the year ended December 31, 2025 (2024: €4,863 thousand).

Financial Instrument Risk Management Objectives and Policies

Due to its international operational businesses, SCHMID is exposed to market risk (especially foreign currency risk) and credit risk. In the area of financing, liquidity risks and interest rate risks play a major role. SCHMID’s senior management oversees the management of these risks. In prior years no formalized risk management system existed, but financial risks as far as identified were handled case-by-case. Equity price risk is considered insignificant for SCHMID.

Credit Risk

Credit risk is the risk that SCHMID might incur a financial loss as a consequence of the non-payment or partial payment of outstanding receivables by counterparties and from replacement risks for open transactions. SCHMID is exposed to credit risks associated with its operating activities, the loan granted to one of its shareholders, trade receivables as well as cash and cash equivalents.

SCHMID applies appropriate measures to manage credit risks inherent to its trade receivables. SCHMID requests customer ratings from well-known rating agencies and responds to higher probabilities of default with modified payment terms. Loss rates are based on actual credit loss experience over the past seven years. These rates are multiplied by scalar factors to reflect differences between economic conditions during the period over which the historical data has been collected, current conditions and SCHMID’s view of economic conditions over the expected lives of the receivables.

The allowances for ECL determined for the different classes of financial assets developed as follows:

	Trade receivables –	Trade receivables –
in € thousand	not credit impaired	credit impaired
Closing Balance 31/12/2023	(137)	(569)
Additions	—	—
Utilization	14	193
Reversal	—	—
Closing Balance 31/12/2024	(123)	(376)
Additions	(196)	(99)
Utilization	—	—
Reversal	—	—
Closing Balance 31/12/2025	(319)	(475)

With regards to cash and cash equivalents SCHMID allocates the credit risk by using several banks. Furthermore, it is SCHMID policy to hold cash and cash equivalents only with financial institutions that have at least an investment grade rating. SCHMID regularly monitors its cash and cash equivalents and takes corrective actions should it identify any possible changes in creditworthiness of these financial institutions. Therefore and due to its short-term character, no significant credit risk arises from cash and cash equivalents, and no ECL allowance has been recorded for 2025 and 2024 respectively.

The following tables provide information about the gross carrying amounts by credit-risk rating classes for the several types of financial assets that are not measured at FVTPL and therefore generally subject to the impairment regulations of IFRS 9.

Gross Carrying Amounts by Rating Class			12/31/2025
in € thousand	Stage 1	Stage 2	Stage 3
General approach
Cash and cash equivalents
AAA to BBB (Investment grade)	1,574	—	—
Receivables from shareholders
BBB- to CCC (Below investment grade)	—	—	—
Simplified approach
Trade receivables and other receivables
Current (not past due)	—	14,538	—
1-30 days past due	—	434	—
31-60 days past due	—	550	—
61-90 days past due	—	177	—
More than 90 days past due	—	1,924	—
credit-impaired	—	—	11,459
Total	1,574	17,622	11,459

Gross Carrying Amounts by Rating Class			12/31/2024
in € thousand	Stage 1	Stage 2	Stage 3
General approach
Cash and cash equivalents
AAA to BBB (Investment grade)	3,791	—	—
Receivables from shareholders
BBB- to CCC (Below investment grade)	—	4,711	—
Simplified approach
Trade receivables and other receivables
Current (not past due)	—	9,829	—
1-30 days past due	—	919	—
31-60 days past due	—	294	—
61-90 days past due	—	60	—
More than 90 days past due	—	2,822	—
credit-impaired	—	—	5,473
Total	3,791	18,635	5,473

Liquidity Risk

Liquidity risk is the risk that a company will encounter difficulty in meeting its obligations associated with its financial liabilities as they fall due. SCHMID is constantly working to ensure that the supply of liquidity is mainly sufficient to settle financial liabilities that are due for payment. Liquidity is evaluated and maintained using forecasts based on fixed planning horizons covering several months and through the cash and cash equivalent balances that are available.

For more detail on the financial situation, please refer to the explanation on Going Concern (see note 2. Basis of Presentation).

The following table provides details of the (undiscounted) cash outflows of financial liabilities (including interest payments).

					12/31/2025
	Cash outflows within				Total cash
in € thousand	≤ 1 year	> 1 ≤ 2 years	> 2 ≤ 5 years	> 5 years	flows
Lease liabilities	1,902	1,452	3,733	3,600	10,688
Borrowings (including embedded derivatives)
Loans from banks	1,232	1,191	—	—	2,423
Loans from other third parties	3,114	5,234	—	—	8,348
Loans from shareholders	4,611	21,651	—	—	26,261
Loans from other related parties	8,634	11,341	—	—	19,975
Trade payables and other liabilities	28,179	—	—	—	28,179

On April 24, 2026 SCHMID entered into separate subscription, set‑off and debt assumption agreements with Anette Schmid, Christian Schmid, Christine Schmid and Schmid Grundstücke GmbH & Co. KG, all of whom are shareholders or related parties of the Company. Under these arrangements, existing financial liabilities with an aggregate amount of €30.8 million (Loans from shareholders: €21.9 million; Loans from related parties: €6.5 million; Loans from other third parties: €2.4 million) are intended to be settled through the issuance of new ordinary shares of the Company (see note 28. Events after the reporting period).

					12/31/2024
	Cash outflows within				Total cash
in € thousand	≤ 1 year	> 1 ≤ 2 years	> 2 ≤ 5 years	> 5 years	flows
Lease liabilities	2,108	1,928	4,081	6,014	14,131
Borrowings (including embedded derivatives)
Loans from banks	—	—	—	—	—
Loans from other third parties	727	2,063	—	—	2,790
Loans from shareholders	9,216	21,661	—	—	30,877
Loans from other related parties	24,971	14,394	—	—	39,365
Trade payables and other liabilities	28,179	—	—	—	28,179

Foreign Currency Risk

SCHMID operates globally and is exposed to foreign exchange risk arising from exposure to various currencies in the ordinary course of business. SCHMID’s exposures primarily consist of the Euro (“EUR”) and US Dollar (“USD”), Chinese Yen (“CNY”), Hong Kong Dollar (“HKD”) and Korean Won (“KRW”). Foreign exchange risk arises from commercial transactions that resulted in recognized financial assets and liabilities denominated in a currency other than the local functional currency. In addition, SCHMID is exposed to foreign exchange rate risk due to several financing contracts that are denominated in foreign currency or that are dependent on foreign currency exchange rates.

The following table demonstrates the material net exposures SCHMID entities have due to trade receivables and payables, cash and cash equivalents as well as other financial assets in a currency different their local functional currency. Due to consolidation these exposures would also have an impact to SCHMID’s profit or loss.

functional currency entity	12/31/2025				12/31/2024
	EUR	CNY	USD	HKD	EUR	CNY	USD	HKD
EUR		3,657	(62,449)	439		27,201	2,685	(55)
CNY	23,164		(1,335)	(236)	13,120		(1,262)	(2,071)
USD	(2,302)	(105)		—	(876)	(969)		—
TWD	1,404	1	53	—	1,262	(28)	61	269
HKD	(2,851)	(3,344)	(267)		(6,887)	(17,794)	(585)
KRW	(2,541)	33	(134)	—	(2,658)	1,009	(154)	—

The following table demonstrates the impact that a reasonably possible change in each material currency pair would have on SCHMID’s profit or loss before tax. Therefore, for each currency exchange rate, the foreign currency is shifted against the respective local entity’s functional currency. The resulting impact in local currency is then translated into EUR.

in € thousand	12/31/2025		12/31/2024
	+10%	-10%	+10%	-10%
CNY/EUR	1,773	(2,167)	867	(1,059)
USD/EUR	5,468	(6,683)	(315)	384

Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. As SCHMID in 2025 has no loans with variable interest rates, the exposure to interest rate risk is insignificant.

Impact to P/L
in € thousand	(income (+)/ expense (-))
12/31/2025
Change in interest rate +1%	(388)
Change in interest rate -1%	388
12/31/2024
Change in interest rate +1%	(378)
Change in interest rate -1%	378

Capital Management

For the purpose of SCHMID’s capital management, capital includes all share capital, and other equity reserves attributable to the equity holders. The primary objectives of capital management are to support operating activities and maximize shareholder value through investment in the development activities of SCHMID.

SCHMID’s finance department reviews the total amount of cash of SCHMID on a monthly basis. As part of this review, management considers the total cash and cash equivalents, the cash outflow, currency translation differences and funding activities.

The Company is not subject to externally imposed capital requirements see note 29. Non-current and current financial liabilities for further details. No changes were made in the objectives, policies or processes for managing cash during the years ended December 31, 2025 and 2024.

Reconciliation of changes in liabilities arising from financing activities

		Lease
In € thousand	Loans	liabilities	Total
Balance at January 1, 2025	77,433	9,694	87,127
Cash flow from financing activities (excluding changes from restricted cash)	4,962	(2,098)	2,864
Proceeds from loans	7,572	—	7,572
Repayments of loans	(2,296)	—	(2,296)
Principal elements of lease payment	—	(1,513)	(1,513)
Interest paid	(314)	(585)	(899)
Other changes	(28,838)	954	(27,884)
Foreign currency effects	(1,172)	(94)	(2,916)
New leases	—	461	461
Accrued interest		586	3,363
Derecognition XJ share purchase liability	(22,666)		(22,666)
Loan forgiveness	(5,000)	—	(5,000)
Balance at December 31, 2025	53,556	8,550	62,106

		Lease
In € thousand	Loans	liabilities	Total
Balance at January 1, 2024	48,244	10,886	59,130
Cash flow from financing activities (excluding changes from restricted cash)	6,173	(2,184)	3,989
Proceeds from loans	3,145	—	3,145
Proceeds from Reorganization	14,443	—	14,443
Repayments of loans	(264)	—	(264)
Principal elements of lease payment	—	(1,543)	(1,543)
Interest paid	(212)	(641)	(853)
Transaction with (minority) shareholder	(10,939)	—	(10,939)
Other changes	23,016	993	24,009
Foreign currency effects	—	32	32
New leases	—	306	306
Accrued interest	21,988	655	22,644
Fair value measurement	1,028	—	1,028
Balance at December 31, 2024	77,433	9,694	87,127